Leases-Lessee (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum annual rentals under noncancelable operating leases
2017	$ 62
2018	58
2019	51
2020	46
2021	35
Thereafter	90
Total	342
Operating leases [Abstract]
Total rent expense	$ 64	$ 69	$ 62